SCHEDULE OF FUTURE MINIMUM PAYMENTS OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	¥ 1,030,850
2024	5,519,201
2025	2,513,069
2026	545,619
2027	431,449
Total	16,287,956	¥ 9,475,240
Corporate Debt [Member]
Debt Instrument [Line Items]
2023	130,000
2024	110,000
2025	50,000
2026	50,000
2027
Thereafter
Total	¥ 340,000